Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Segment information

Note 24 — Segment information

The Company presents segment information on a basis consistent with the internal financial information reviewed by the Chief Operating Decision Maker (“CODM”), which includes intersegment revenues and related expenses. Intersegment amounts are eliminated in consolidation. Intersegment revenues and related expenses are recorded at negotiated transfer prices that include a markup and are eliminated in consolidation. In general, revenue, cost of revenue and operating expenses are directly attributable to, or allocated to, each segment.

The Company’s Chief Executive Officer serves as the CODM. The CODM evaluates the performance of reportable segments and allocates resources primarily based on segment profit (loss). Segment profit (loss) represents segment revenue less directly attributable and allocated cost of revenue and operating expenses. Segment profit (loss) is the sole measure used by the CODM and is determined in a manner consistent with the measurement principles used in preparing the consolidated financial statements in accordance with ASC 280-10-50-28A. The CODM does not evaluate the performance of segments using asset information. As such, the Company does not allocate assets to its reportable segments.

Segment profit (loss) excludes certain corporate-level expenses and non-operating items that are not allocated to the reportable segments. These items primarily include professional fees, corporate salary expenses, debt issuance costs, interest expense, changes in fair value of financial instruments, and other corporate expenses managed on a consolidated basis. Such amounts are presented as reconciling items to consolidated income (loss) before income taxes. As a result, consolidated income (loss) before income taxes includes these unallocated corporate-level and non-operating items that are excluded from segment profit (loss), which gives rise to the difference between total segment profit (loss) and consolidated income (loss) before income taxes.

The CODM uses segment profit (loss) in the annual budgeting and forecasting process to allocate capital, marketing expenditures, and personnel resources among the console game, game publishing, and advertising service segments. The CODM reviews segment profit (loss) on a regular basis, including comparisons of budgeted results to actual results, to evaluate margin performance, cost efficiency, and profitability trends within each segment. Segment profit (loss) is also used to compare the relative operating performance of the reportable segments in making decisions regarding expansion initiatives, product strategy, sales focus, and operational investments.

The Company has identified its operating segments based on the internal financial information reviewed by the CODM to assess performance and allocate resources. The Company’s operating segments are organized primarily based on the nature of products sold and services provided. Based on the aggregation criteria in ASC 280, the Company has determined that it has three reportable segments: console game, game publishing, and media advertising service.

●	Console game, hardware, and accessories – primarily engaged in the distribution and sale of console video games, gaming hardware, and related accessories.

●	Game publishing – primarily engaged in publishing, marketing, and distributing video games under publishing arrangements.

●	Advertising service – primarily engaged in providing digital advertising and marketing services.

The following tables present financial information for each reportable segment for the years ended March 31, 2025, 2024, and 2023:

	For the Year Ended March 31, 2025
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$122,018,643	$16,029,524	$1,973,858	$140,022,025
Revenues, a related party	1,244,899	-	264,506	1,509,405
Intersegment revenue	-	7,727,708	-	7,727,708
Total segment revenue	123,263,542	23,757,232	2,238,364	149,259,138

Reconciliation of revenue
Other revenue (a)				541,156
Elimination of intersegment revenues				(7,727,708)
Total consolidated revenues				$142,072,586

Less:
Cost of revenue	115,884,467	11,110,156	956,391
Advertising and marketing expenses	1,091,784	629,239	412,225
Amortization and depreciation	2,303,694	-	33,397
Provision for (recovery from) credit loss	70,076	(205,580)	(60,199)
Professional fee	713,369	11,366	70,834
R&D Expense	209,746	-	-
Rent	680,867	-	232,918
Salary expenses	4,270,308	1,344,110	913,349
Interest expenses	644,003	14,822	6,359
Other segments items (b)	1,422,352	177,328	(113,400)
Segment profit (loss)	(4,027,124)	10,675,791	(213,510)	$6,435,157

Reconciliation of segment profit or loss
Add: Other profit (a)				26,835
Less: Elimination of intersegment profit				431,341
Less: Unallocated amounts
Other operating expenses				68,835
Professional fee				2,383,796
Salary expenses				112,603
Other expense, net				26,566
Debt issuance costs				1,590,750
Change in fair value of convertible notes and derivative liabilities				(4,875,420)
Change in fair value of contingent consideration for acquisition				545,428
Income (loss) before income taxes				$6,178,093
	For the Year Ended March 31, 2024
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$90,976,328	$3,431,678	$2,716,090	$97,124,096
Revenues, a related party	42,477	-	-	42,477
Intersegment revenue	9,868	1,015,194	-	1,025,062
Total segment revenue	91,028,673	4,446,872	2,716,090	98,191,635

Reconciliation of revenue
Other revenue (a)				368,128
Elimination of intersegment revenues				(1,025,062)
Total consolidated revenues				$97,534,701

Less:
Cost of revenues	80,804,637	2,736,076	1,389,562
Advertising and marketing expenses	594,729	768,414	139,762
Amortization and depreciation	2,161,956	-	202,348
Provision for (recovery from) credit loss	165,315	234,075	84,858
Professional fee	791,998	35,372	35,190
R&D Expense	250,922	-	-
Rent	612,945	-	199,150
Salary expenses	3,458,457	765,423	1,183,987
Interest expenses	507,803	-	-
Other segments items (b)	(408,726)	128,312	121,649
Segment profit (loss)	2,088,637	(220,800)	(640,416)	$1,227,421

Reconciliation of segment profit or loss
Less: Other loss (a)				192,545
Less: Elimination of intersegment profit				175,361
Less: Unallocated amounts
Other operating expenses				48,252
Professional fee				1,095,390
Salary expenses				1,329,679
Other expense, net				21,830
Change in fair value of contingent consideration for acquisition				272,029
Income (loss) before income taxes				$(1,907,665)
	For the Year Ended March 31, 2023
	Console game, hardware, and accessories	Game Publishing	Advertising Service	Total
Revenues from external customers	$67,414,188	$6,103,281	$3,262,790	$76,780,259
Revenues, a related party	660,985	-	2,911	663,896
Intersegment revenue	50,664	1,705,245	52,795	1,808,704
Total segment revenue	68,125,837	7,808,526	3,318,496	79,252,859
Reconciliation of revenue
Elimination of intersegment revenues				(1,808,704)
Total consolidated revenues				$77,444,155

Less:
Cost of revenues	58,830,444	5,040,097	1,536,771
Advertising and marketing expenses	769,648	1,103,119	238,411
Amortization and depreciation	1,329,285	-	178,386
Provision for (recovery from) credit loss	16,517	-	17,536
Professional fee	212,268	15,039	38,285
Rent	484,710	28,519	141,981
Salary expenses	2,911,500	-	1,051,711
Interest expenses	191,154	-	-
Other segments items (b)	287,042	152,796	17,573
Segment profit	3,093,269	1,468,956	97,842	$4,660,067

Reconciliation of segment profit or loss
Less: Unallocated amounts
Provision for credit loss				300,000
Other operating expenses				14,415
Professional fee				694,381
Other income, net				(41,693)
Change in fair value of contingent consideration for acquisition				932,152
Income (loss) before income taxes				$2,760,812

(a)	Revenue and profit or loss from segments below the quantitative thresholds are attributable to an operating segment of the Company that includes the distribution of jewelry products. This operating segment has not met any of the quantitative thresholds for determining reportable segments.

(b)

Other segment items for each reportable segment include:

Console Game, hardware, and accessories - office, entertainment, travel, non-operating income from advertising compensation from vendors, foreign currencies gain or loss and other miscellaneous expenses

Game publishing - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Advertising service - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Disaggregated information of revenues by regions are as follows:

	For the year ended	For the year ended	For the year ended
	March 31,	March 31,	March 31,
	2025	2024	2023
Singapore	$71,202,860	$58,145,593	$42,569,909
Hong Kong	53,720,233	32,696,502	25,963,383
China	12,626,821	-	-
Malaysia	4,522,672	6,692,606	8,910,863
Total revenue	$142,072,586	$97,534,701	$77,444,155

The following table presents long-lived assets by geographic area, which includes property and equipment, net operating leases right-of-use assets, and finance leases right-of-use assets:

	As of	As of
	March 31,	March 31,
	2025	2024
Singapore	$954,399	$1,751,849
Hong Kong	19,118	136,784
Malaysia	151,171	214,644
Others	61,011	-
Total long-lived assets	$1,185,699	$2,103,277